Subsequent Events (Details) - Forecast [Member]	1 Months Ended
Apr. 23, 2024 $ / shares shares
Subsequent Events (Details) [Line Items]
Closing ordinary shares (in Shares) | shares	2,320,000
Ordinary shares par value	$ 0.0000625
Offering price per share	$ 4